Income Taxes - Reconciliation of Federal Income Tax to Income Tax Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate		35.00%	35.00%	35.00%
Income tax expense at 35% statutory rate		$ 25	$ 10	$ 2
Increases (reductions) resulting from:
Taxes attributable to noncontrolling interest		(9)	0	0
State income taxes, net of federal tax benefit		1	0	(2)
CITCs		(12)	(32)	(21)
PTCs		(3)	0	(2)
Valuation allowance		13	34	12
Effect of flow through entity and foreign tax differential		0	(5)	(1)
Change in tax status		2	0	0
Other-net		1	1	0
Total income tax expense (benefit)	[1]	$ 18	$ 8	$ (12)

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.